Debt - Outstanding Debt (Details)	3 Months Ended
Mar. 31, 2026 USD ($)
Excluding Impact | Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 2,083,700,000,000
Contractual Weighted Avg Interest Rate	4.96%
Weighted Avg Remaining Term	4 years
Excluding Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 4,358,812,000,000
Contractual Weighted Avg Interest Rate	3.59%
Weighted Avg Remaining Term	4 years 1 month 6 days
Including Impact
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 6,442,512,000,000
Contractual Weighted Avg Interest Rate	3.71%
Including Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 4,358,812,000,000
Contractual Weighted Avg Interest Rate	3.59%
Designated as Hedging Instrument | Including Impact | Fixed and Hedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 5,971,812,000,000
Contractual Weighted Avg Interest Rate	3.61%
Designated as Hedging Instrument | Including Impact | Hedged Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,613,000,000,000
Contractual Weighted Avg Interest Rate	3.65%
Not Designated as Hedging Instrument | Including Impact | Unhedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 470,700,000,000
Contractual Weighted Avg Interest Rate	4.96%